Shareholder Report, Average Annual Return (Details)	12 Months Ended	14 Months Ended	46 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000258641 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.54%	19.37%
C000258642 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.74%	31.90%
C000236355 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.51%		9.44%
Russell 3000 Total Return Index ($15,419) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	45.96%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	43.08%	57.48%
Russell 1000 Total Return Index ($15,357) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.85%	45.44%
Russell 3000 Total Return Index ($18,142) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%		17.02%
Russell Midcap Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.37%		11.76%